SHARE-BASED COMPENSATION EXPENSES (Tables)	12 Months Ended
Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
A summary of the restricted share activity for the year ended June 30, 2014 is as follows:

	Number of restricted shares	Weighted average grant date fair value
Un-vested at June 30, 2013	18,125	$11.86
Granted	52,500	23.95
Vested	(21,250)	13.63
Un-vested at June 30, 2014	49,375	$23.95

Vesting Schedule For Performance Shares [Table Text Block]
The vesting schedule for such performance share options is as below:

EPS Threshold	Number of vested options	Months after the grant date
		24 months	36 months	48 months
Over 15% but below 20%	944,000	283,200	283,200	377,600
Equal or over 20% but below 25%	Additional 236,000	-	-	236,000
25% or above	Additional 236,000	-	-	236,000

	Total	283,200	283,200	849,600

Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the performance share option activity under the Plan for the year ended June 30, 2014 is as follows:

Performance options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at June 30, 2013	1,476,000	$9.29	3.64	$4,605,120

Outstanding at June 30, 2014	1,476,000	$9.29	2.64	$22,435,200

Vested and expected to vest at June 30, 2014	1,476,000	$9.29	2.64	$22,435,200

Exercisable at June 30, 2014	283,200	$9.29	2.64	$4,304,640

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

For options granted on February 20, 2012

Risk-free rate of return	0.71%
Expected life (in years)	4.17
Weighted average expected volatility	62.64%
Expected dividends	-